Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hyundai Merchant Marine Co Ltd ("HMM")
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	38.00%	38.00%	40.00%
CMA CGM
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	36.00%	36.00%	35.00%
M/T Aristotelis
Derivative Instruments Gain/ (Loss) [Line Items]
Sale of vessel expenses included in liabilities		$ 538